Initial Public Offering and Private Placements (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		1 Months Ended
	Jun. 30, 2012 item	May 09, 2012	Jun. 30, 2012 Manager	Mar. 31, 2012 Manager	May 09, 2012 Initial public offering through underwriters	May 09, 2012 Private placement Manager	May 09, 2012 Private placement Certain institutional accredited investors
Initial Public Offering and Private Placements
Number of shares or units authorized to be sold					8,000,000	46,043	2,231,787
Offering price (in dollars per share)					$ 20.00	$ 20.00
Aggregate offering price					$ 160.0	$ 0.9	$ 44.6
Offering price per unit (in dollars per share)							$ 20.00
Number of shares of common stock for each unit		1
Number of common shares that can be acquired upon exercise of each whole warrant		0.5
Exercise price (in dollars per share)		$ 20.50
Number of private placements	2
Net proceeds from IPO and private placements	204.4
Offering expenses	1.2
Threshold limit for reimbursement of offering expenses by manager			1.2	1.2
Amount of the underwriting discount and other costs in the initial public offering and placement agent fees paid by related party			$ 7.8